8. FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements
8. FAIR VALUE MEASUREMENTS

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and
•	Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

The Company recorded its warrants issued from 2010 through 2013 at fair value and designated them as Level 3 on their issuance dates.

Warrants – Except for the warrants issued September 26, 2012, the warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. The warrants issued September 26, 2012, did not contain any anti-dilution protection features. As a result, the warrants were valued using the Black-Scholes Valuation Model. Of the various inputs used, the volatility and the current price of the Company’s common stock most significantly impact the fair value adjustments of the warrants. As the Company’s common stock increases or decreases, the valuation of the warrants will increase or decrease, respectively. As the estimated volatility of the Company’s common stock increases or decreases, the valuation of the warrants will increase or decrease, respectively. These changes may result in significantly higher or lower fair value measurements from period to period.

Significant assumptions used and related fair values for the warrants as of March 31, 2013 were as follows:

Original Issuance	Exercise Price	Volatility	Risk-Free Interest Rate	Term (years)	Discount for Marketability restrictions	Warrants Outstanding	Fair Value
03/28/2013	$7.80	71.1%	0.24%	2.00	38.2%	788,000	$882,000
01/11/2013	$7.80	72.5%	0.77%	4.79	54.4%	1,709,000	2,728,000
09/26/2012	$8.85	84.2%	0.31%	2.49	75.9%	1,771,000	776,000
07/3/2012	$7.50	71.1%	0.57%	4.26	51.8%	1,812,000	2,880,000
07/3/2012	$6.45	63.7%	0.14%	0.76	57.6%	804,000	335,000
12/13/2011	$11.25	68.1%	0.57%	3.71	47.1%	306,000	478,000
							$8,079,000

Significant assumptions used and related fair values for the warrants as of December 31, 2012 were as follows:

Original Issuance	Exercise Price	Volatility	Risk-Free Interest Rate	Term (years)	Discount for Marketability restrictions	Warrants Outstanding	Fair Value
09/26/2012	$8.85	70.2%	0.36%	2.74	53.9%	1,833,000	$1,112,000
07/3/2012	$7.50	76.1%	0.72%	4.51	55.5%	1,867,000	2,756,000
07/3/2012	$6.45	69.3%	0.16%	1.01	55.5%	930,000	509,000
12/13/2011	$12.45	74.4%	0.54%	3.95	52.3%	330,000	480,000
10/6/2010	$1.80	76.0%	0.72%	4.80	46.4%	17,000	35,000
							$4,892,000

Convertible Notes – The conversion feature imbedded in the convertible notes was valued using a combination of a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. Significant assumptions used and related fair value for the conversion feature as of March 31, 2013 were as follows:

Original Issuance	Conversion Price	Volatility	Risk-Free Interest Rate	Term (years)	Market Discount	Fair Value
3/28/13	$15.00	62.2%	0.14%	1.0	24.5%	$1,400,800

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1.

The following table summarizes fair value measurements by level at March 31, 2013 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$205	$–	$–	$205
Total Assets	$205	$–	$–	$205

Liabilities:
Warrants(2)	$–	$–	$8,079	$8,079
Conversion feature(2)	–	–	1,401	1,401
Commodity contracts(3)	115	–	–	115
Total Liabilities	$115	$–	$9,480	$9,595

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in warrant liabilities and conversion feature at fair value in the consolidated balance sheets.

(3) Included in accrued liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$189	$–	$–	$189
Total Assets	$189	$–	$–	$189

Liabilities:
Warrants	$–	$–	$4,892	$4,892
Commodity contracts(2)	167	–	–	167
Total Liabilities	$167	$–	$4,892	$5,059

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in accrued liabilities in the consolidated balance sheets.

For fair value measurements using significant unobservable inputs (Level 3), a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period. The changes in the Company’s fair value of its Level 3 inputs were as follows (in thousands):

	Warrants	Conversion Feature
Balance, December 31, 2012	$4,892	$–
Issuance of warrants in January offering	2,657	–
Issuance of notes and warrants in March offering	883	1,401
Exercises of warrants	(260)	–
Adjustments to fair value for the period	(93)	–
Balance, March 31, 2013	$8,079	$1,401

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels, as follows:

•	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

•	Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

The Company recorded its warrants issued from 2010 through 2012 and its Convertible Notes at fair value and designated them as Level 3 on their issuance date.

Warrants – Except for the warrants issued September 26, 2012, the warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. The warrants issued September 26, 2012, due to no anti-dilution protection features, were valued using the Black-Scholes Valuation Model.

F-36

Significant assumptions used and related fair values for the warrants as of December 31, 2012 were as follows:

Original Issuance	Exercise Price	Volatility	Risk Free Interest Rate	Term (years)	Market Discount	Warrants Outstanding	Fair Value
09/26/2012	$8.85	70.2%	0.36%	2.74	53.9%	1,833,000	$1,112,000
07/3/2012	$7.50	76.1%	0.72%	4.51	55.5%	1,867,000	2,756,000
07/3/2012	$6.45	69.3%	0.16%	1.01	55.5%	930,000	509,000
12/13/2011	$12.45	74.4%	0.54%	3.95	52.3%	330,000	480,000
10/6/2010	$1.80	76.0%	0.72%	4.80	46.4%	17,000	35,000
							$4,892,000

Significant assumptions used and related fair values for the warrants as of December 31, 2011 were as follows:

Original Issuance	Exercise Price	Volatility	Risk Free Interest Rate	Term (years)	Market Discount	Warrants Outstanding	Fair Value
12/13/2011	$22.50	68.0%	0.83%	4.96	52.0%	330,000	$1,695,000
10/6/2010	$6.75	68.0%	1.09%	5.90	47.4%	34,000	226,000
							$1,921,000

Convertible Notes – The Convertible Notes were valued using a combination of a Monte Carlo Binomial Lattice-Based valuation methodology for the embedded conversion feature, adjusted for marketability restrictions, combined with a discounted cash flow model for the payment stream of the debt instrument. The Company continued estimating the fair value of the Convertible Notes quarterly until their retirement on November 14, 2011.

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1.

The following table summarizes fair value measurements by level at December 31, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$189	$–	$–	$189
Total Assets	$189	$–	$–	$189

Liabilities:
Warrants	$–	$–	$4,892	$4,892
Commodity contracts(2)	167	–	–	167
Total Liabilities	$167	$–	$4,892	$5,059

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in other current liabilities in the consolidated balance sheets.

F-37

The following table summarizes fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$244	$–	$–	$244
Total Assets	$244	$–	$–	$244

Liabilities:
Warrants	$–	$–	$1,921	$1,921
Commodity contracts(2)	500	–	–	500
Total Liabilities	$500	$–	$1,921	$2,421

(1) Included in other assets in the consolidated balance sheets.

(2) Included in other liabilities in the consolidated balance sheets.

For fair value measurements using significant unobservable inputs (Level 3), a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period. The changes in the Company’s fair value of its Level 3 inputs were as follows (in thousands):

	Warrants	Convertible Notes
Balance, December 31, 2010	$5,718	$38,108
Retirement of Convertible Notes	–	(35,000)
Issuance of 2011 Warrants	1,809	–
Exercises of warrants	(1,155)	–
Adjustments to fair value for the period	(4,451)	(3,108)
Balance, December 31, 2011	$1,921	$–
Issuance of July offering warrants	$3,380	$–
Issuance of September offering warrants	1,658	–
Exercises of warrants	(113)	–
Adjustments to fair value for the period	(1,954)	–
Balance, December 31, 2012	$4,892	$–